Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 28,525
Net prior service cost	(5,255)
Total	¥ 23,270